SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Total convertible notes	$ 2,301,053	$ 1,109,890	$ 612,355
Accrued Interest	194,105	110,370	99,509
Debt Discount	(437,044)	(26,919)	(170,438)
Total	$ 2,495,158	1,193,341
Total		$ 1,193,341	$ 541,426